Statements of Changes in Stockholder's Equity - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 19, 2021
Beginning balance, shares at Oct. 19, 2021
Issuance of Class B common stock to Sponsor		$ 216	24,784		25,000
Issuance of Class B common stock to Sponsor, shares		2,156,250
Net income (loss)				(5,000)	(5,000)
Ending balance, value at Nov. 30, 2021		$ 216	24,784	(5,000)	20,000
Ending balance, shares at Nov. 30, 2021		2,156,250
Net income (loss)				113,541	113,541
Issuance of Shares at Initial Public Offering	$ 863		86,249,137		86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Deferred underwriting compensation			(3,018,750)		(3,018,750)
Sale of Private Placement Units	$ 47		4,737,453		4,737,500
Sale of Private Placement Units, shares	473,750
Underwriter’s fees and other issuance costs			(2,200,348)		(2,200,348)
Remeasurement of Class A common stock to redemption value	$ (863)		(87,111,637)		(87,112,500)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment			1,319,361	(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(821,712)	(821,712)
Ending balance, value at Nov. 30, 2022	$ 47	$ 216		$ (2,032,532)	$ (2,032,269)
Ending balance, shares at Nov. 30, 2022	473,750	2,156,250